Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Borrowings | ¥	¥ 36,915,513		¥ 25,927,417
Borrowings maturity date	May 18, 2023
Unsecured Syndicated Loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $		$ 1,290
Notional amount | $		$ 1,500
Borrowings, adjustment to interest rate basis	1.25%	1.25%
Borrowings interest rate basis	LIBOR rate plus 1.25%
Secured Deposits [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings | ¥	¥ 1,344,000
Secured Deposits [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.84%	3.84%
Secured Deposits [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	4.05%	4.05%